Equity (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of stock option activities
	Year ended December 31, 2021
	Amount of options	Weighted average exercise	Weighted average remaining contractual life (in years)	Aggregate intrinsic value

Outstanding on January 1, 2021	1,462,482	14.26	3.17	$24,019
Granted	847,000	30.36
Exercised	(359,859)	10.32
Expired and forfeited	(114,238)	12.69

Outstanding on December 31, 2021	1,835,385	22.27	3.77	22,374

Vested and expected to vest	1,835,385	22.27	3.77	22,374

Exercisable on December 31, 2021	734,969	12.95	2.10	$15,064

Schedule of options outstanding under stock option plans
					Weighted
		Weighted			Average
	Options	Average	Weighted	Options	Exercise
	outstanding	remaining	average	Exercisable	price of
	as of	contractual	exercise	as of	Options
	December 31,	Term	price	December 31,	Exercisable
Ranges of exercise price	2021	(Years)		$2021	$

7.94	3,750	2.35	7.94	-	-
8.7-10.72	597,969	1.82	10.64	564,969	10.66
11.48-15.09	109,166	2.28	12.51	67,500	12.17
23.92-28.49	297,500	4.56	25.97	82,500	24.77
29.81-32.27	730,000	4.98	30.17	20,000	31.59
34.96	97,000	5.92	34.69	-	-

	1,835,385	3.77	22.27	734,696	12.95

Schedule of restricted stock unit activities
	Amount of options	Weighted Average Grant-Date Fair Value

Unvested on January 1, 2021	238,005	24.45
Granted	74,222	29.96
Vested	(43,451)	24.45
Expired and forfeited	(65,020)	24.47

Unvested on December 31, 2021	203,756	26.46